MATTHEWS ASIA FUNDS

SUPPLEMENT DATED AUGUST 24, 2020

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED APRIL 29, 2020, AS SUPPLEMENTED (THE “SAI”)

For all existing and prospective shareholders of Matthews Asia Funds:

Effective as of August 31, 2020, Tiffany Hsiao, CFA, YuanYuan Ji and Beini Zhou, CFA, will no longer act as Portfolio Managers of the Trust. All references to Mses. Hsiao and Ji and Mr. Zhou are removed in their entirety as of the same date.

For all existing and prospective shareholders of Matthews China Small Companies Fund:

Effective as of August 31, 2020, Winnie Chwang and Andrew Mattock, CFA, will act as Lead Managers of the Matthews China Small Companies Fund. Therefore, effective as of the same date, the following disclosure is added to the table under the heading “Management of the Funds – Trustees and Officers” on page 41 of the SAI:

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
OFFICERS WHO ARE NOT TRUSTEES[1]

Winnie Chwang Born 1982	Vice President	Since 2020	Portfolio Manager (since 2014), Matthews (investment management).

[1]

Each officer serves at the pleasure of the Board of Trustees. Each officer is considered an “interested person” of the Trust as defined under the 1940 Act because of an ownership interest in Matthews and/or an office held with the Trust or Matthews.

In addition, effective August 31, 2020, the following disclosure is added to the table under the heading “Management of the Funds – Portfolio Managers” on page 68 of the SAI:

Name of Portfolio Manager	Account Category	Number of Accounts	Total Assets in Accounts	Number of Accounts Where Advisory Fee is Based on Account Performance	Total Assets in Accounts Where Advisory Fee is Based on Account Performance
Winnie Chwang* Lead Manager of the Matthews China Small Companies Fund; Co-Manager of the Matthews Asia ESG and Matthews China Funds	Registered Investment Companies	0	0	0	0
	Other Pooled Investment Vehicles	0	0	0	0
	Other Accounts	0	0	0	0

*	Information for Ms. Chwang is provided as of July 31, 2020.

In addition, effective August 31, 2020, the following disclosure is added to the table under the heading “Management of the Funds – Portfolio Managers” on page 71 of the SAI:

Name of Portfolio Manager	Dollar Range of Equity Securities in Each Fund
Winnie Chwang†	• Matthews Asia Dividend Fund*	$1-$10,000
	• Matthews Asia Growth Fund*	$10,001-$50,000
	• Matthews China Fund*	$50,001-$100,000
	• Matthews India Fund*	$1-10,000
	• Matthews Asia Small Companies Fund*	$1-10,000
	• Matthews China Small Companies Fund	$50,001-$100,000

*	The Portfolio Manager does not have responsibility for the day-to-day management of this Fund’s portfolio.
†	Information regarding equity securities beneficially owned by Ms. Chwang is provided as of July 31, 2020.

Please retain this Supplement with your records.